Summary of Derivative Instruments (Detail) $ in Thousands	Sep. 30, 2023 USD ($)
Designated as Hedging Instrument | Interest Rate Swap | Amortizing | SOFR
Derivative [Line Items]
Notional amounts	$ 2,088,369